Other Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Liabilities
20. Other Liabilities

		December 31	December 31
		2019	2018
	Note	$	$

Lease inducement benefits and lease disadvantages	6	-	112.7
Cash-settled share-based compensation	23	23.0	12.8
Other		5.1	3.1

		28.1	128.6
Less current portion		12.1	23.2

Long-term portion		16.0	105.4
As a result of the IFRS Interpretations Committee conclusion in September 2019 (note 6b), the Company reclassified uncertain tax liabilities of $35.0 from other liabilities to income taxes payable at December 31, 2018.